SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

May 4, 2018

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Government Money Market Fund
File Nos. 033-31205; 811-05904

Ladies and Gentlemen:

On behalf of the Elfun Government Money Market Fund (the “Fund”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectus and statement of additional information (“SAI”), each dated April 30, 2018, being used in connection with the offering of units of beneficial interests in the Fund and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 42 for the Fund filed with the Securities and Exchange Commission on April 27, 2018 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse Hallee
Jesse Hallee
Secretary